PROPERTY, PLANT AND EQUIPMENT - Transaction with Skyharbour (Details) (Imported) $ in Thousands		12 Months Ended
	Dec. 17, 2025 CAD ($) property	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
PROPERTY, PLANT AND EQUIPMENT
Cash paid to acquire property		$ 50,496	$ 7,690
Skyharbour Resources Ltd
PROPERTY, PLANT AND EQUIPMENT
Number of joint ventures in which the property is divided | property	4
Maximum percentage into which ownership can be increased	70.00%
Consideration to acquire property	$ 18,000
Cash paid to acquire property	12,000
Shares issued to acquire property	$ 6,000
Skyharbour Resources Ltd | Russell Lake
PROPERTY, PLANT AND EQUIPMENT
Percentage of interest acquired in property	20.00%
Skyharbour Resources Ltd | Getty East
PROPERTY, PLANT AND EQUIPMENT
Percentage of interest acquired in property	30.00%
Skyharbour Resources Ltd | Wheeler North
PROPERTY, PLANT AND EQUIPMENT
Percentage of interest acquired in property	49.00%
Skyharbour Resources Ltd | Wheeler River Inliers
PROPERTY, PLANT AND EQUIPMENT
Percentage of interest acquired in property	70.00%